Condensed Statements of Operations (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2012 Parent Company CNY	Dec. 31, 2014 Parent Company Subsidiaries and Consolidated VIEs USD ($)	Dec. 31, 2014 Parent Company Subsidiaries and Consolidated VIEs CNY	Dec. 31, 2013 Parent Company Subsidiaries and Consolidated VIEs CNY	Dec. 31, 2012 Parent Company Subsidiaries and Consolidated VIEs CNY
Operating expenses
General and administrative expenses	$ (79,507)	(493,309)	(186,907)	(153,512)	$ (20,286)	(125,859)	(16,741)	(78,611)
Changes in the fair value of contingent purchase consideration payables	(3,647)	(22,629)	(55,882)	(17,430)	(3,647)	(22,629)	(99,874)	5,693
Operating loss	(18,487)	(114,700)	41,773	80,939	(23,933)	(148,488)	(116,615)	(72,918)	(93)	(574)	109,864	118,672
Other income (expense)					(32,140)	(199,418)	(41,475)	10,570
Profit (loss) before income taxes	(50,255)	(311,804)	(36,679)	93,815	(56,166)	(348,480)	(48,226)	56,324
Income tax expense	(2,687)	(16,673)	(10,324)	(36,159)	0	0	0	0
Net profit (loss)	$ (56,166)	(348,480)	(48,226)	56,324	$ (56,166)	(348,480)	(48,226)	56,324